Aging Analysis of Past Due Financing Receivables (Detail) - Non Trade Receivable - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 67	$ 66
Current	32	31
Total	99	97
31-60 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	26	22
61-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1	1
Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 40	$ 43